Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,271.34
Total Transaction Valuation	14,613,157.72
Total Offset Amount	0.00
Net Fee	$ 1,271.34
Offering Table N/A
Offset Table N/A	N/A